Consolidated statement of income $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 € / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 € / shares	Dec. 31, 2018 USD ($) $ / shares
Consolidated statement of income
Sales	$ 140,685		$ 200,316		$ 209,363
Excise taxes	(20,981)		(24,067)		(25,257)
Revenues from sales	119,704		176,249		184,106
Purchases, net of inventory variation	(77,486)		(116,221)		(125,816)
Other operating expenses	(25,538)		(27,255)		(27,484)
Exploration costs	(731)		(785)		(797)
Depreciation, depletion and impairment of tangible assets and mineral interests	(22,264)		(15,731)		(13,992)
Other income	2,237		1,163		1,838
Other expense	(1,506)		(1,192)		(1,273)
Financial interest on debt	(2,147)		(2,333)		(1,933)
Financial income and expense from cash & cash equivalents	37		(19)		(188)
Cost of net debt	(2,110)		(2,352)		(2,121)
Other financial income	914		792		1,120
Other financial expense	(690)		(764)		(685)
Net income (loss) from equity affiliates	452		3,406		3,170
Income taxes	(318)		(5,872)		(6,516)
CONSOLIDATED NET INCOME	(7,336)		11,438		11,550
Group share	(7,242)		11,267		11,446
Non-controlling interests	$ (94)		$ 171		$ 104
Earnings per share (in dollars or Euros per share) | (per share)	$ (2.90)	€ (2.54)	$ 4.20	€ 3.75	$ 4.27
Fully-diluted earnings per share (in dollars or Euros per share) | (per share)	$ (2.90)	€ (2.54)	$ 4.17	€ 3.72	$ 4.24